Reserves For Losses (Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	$ 112	$ 158	$ 157
Cardmember loans reserves for losses - other	115	104	61
Allowance for Cardmember Receivables and Reserves, Recoveries of Bad Debts	383	349	357
Allowance for Cardmember Loans, Recoveries of Bad Debts	493	578	568
Reserve For Losses Securitized Loans	2,531
Unauthorized Transactions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	(141)	(161)	(148)
Cardmember loans reserves for losses - other	(116)	(103)	(78)
Foreign Currency Translation Adjustments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	2	(2)	1
Cardmember loans reserves for losses - other	7	(2)	23
Cardmember Bankruptcy Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	18	0	0
Cardmember loans reserves for losses - other	4	0	0
Other Items [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	9	5	(10)
Cardmember loans reserves for losses - other	$ (10)	$ 1	$ (6)